Average Annual Total Returns - FidelityTreasuryMoneyMarketFund-CPRO - FidelityTreasuryMoneyMarketFund-CPRO - Fidelity Treasury Money Market Fund - Fidelity Treasury Money Market Fund - Advisor Class C - Return Before Taxes
Dec. 30, 2023
Average Annual Return:
Past 1 year	(0.27%)
Past 5 years	0.41%
Past 10 years	0.25%